Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (2,578,988)	$ (2,350,763)	$ (10,506,099)	$ (6,088,733)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	61,499	80,685	274,896	289,289
Stock-based compensation	453,941	$ 1,091,052	3,117,807	1,765,074
Beneficial conversion feature			0	116,667
Accretion of deferred financing costs			0	51,624
Stock issued for services	21,600		366,541	0
Loss on extinguishment of debt			322,000	0
Debt discount on deferred financing	4,881
(Increase) decrease in operating assets:
Accounts receivable	201,955	$ 98,430	(12,036)	10,406
Inventory	41,576	(82,990)	(81,781)	(16,458)
Prepaid expenses and other assets	(32,056)	(7,622)	159,509	22,431
Increase (decrease) in operating liabilities:
Accounts payable	(156,219)	16,199	186,756	136,689
Accrued expenses	$ (4,329)	(93,272)	293,666	17,845
Changes in foreign currency translation		(5,990)
Net Cash Used in Operating Activities	$ (1,986,140)	(1,254,271)	(5,878,741)	(3,693,898)
Cash Flows from Investing Activities:
Purchase of property and equipment	(3,508)	(7,431)	(30,657)	(104,411)
Acquisition of intellectual property			0	(205,200)
Net Cash Used in Investing Activities	(3,508)	$ (7,431)	(30,657)	(309,611)
Cash Flows from Financing Activities:
Proceeds from Loan(s)	1,350,000		2,300,000	0
Proceeds received from exercising warrants			150,000	0
Payments on accrued interest			(75,226)	0
Proceeds received from stock subscription receivable			175,000	0
Proceeds from issuance of stock	500,000	$ 2,023,800	3,276,310	5,380,632
Net Cash Provided by Financing Activities	1,850,000	2,023,800	5,826,084	5,380,632
Net Increase (Decrease) in Cash and Cash Equivalents	(139,648)	762,098	(83,314)	1,377,123
Cash and Cash Equivalents, beginning of period	1,654,171	$ 1,740,989	1,740,989	362,598
Change in foreign currency	652		(3,504)	1,268
Cash and Cash Equivalents, end of period	1,515,175	$ 2,503,087	1,654,171	1,740,989
Supplemental Disclosure Information:
Cash paid for interest	$ 39,075	$ 10,129	77,586	58,803
Cash paid for taxes			0	0
Non-cash Disclosures:
Stock issued for interest	$ 27,000		27,000	0
Cancellation of treasury stock			31,501	0
Stock issued for prepaid services			53,055	0
Financing and extinguishment of debt			0	350,000
Exchanged debt for common shares			$ 0	$ 28,000